Income and expenses - Income taxes - Relationship tax Expense and accounting profit (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Relationship tax expense and accounting profit [line items]
Profit (loss) before tax	€ 4,319	€ 3,452	€ (1,595)
Income tax at statutory rate of 29.58% (2017: 33.99%)	(1,278)	(1,021)	542
Effect of different local tax rate	63	166	433
Tax adjustments to the previous period	(367)	80	412
Non-deductible expenses	(554)	(1,141)	(818)
Capitalized initial public offering transaction costs	0	0	0
Research and development tax credits and patent income deduction	179	337	44
Notional interest deduction Belgium	0	0	0
Non recognition of deferred tax asset	(1,579)	(546)	(1,505)
Recognition of deferred tax assets on previous years tax losses	119	653	0
Non-taxable income	925	606	556
Use of previous years tax losses and tax credits for which no deferred tax assets was recognized	0	0	12
Taxes on other basis	0	280	(117)
Other	(103)	161	(81)
Income tax expenses as reported in the consolidated income statement	€ (2,595)	€ (425)	€ (522)	[1]

[1]	* The year 2017 has been restated to reflect certain reclassification adjustments and the final accounting of the ACTech business combination.